TAXATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Current income tax benefit/(expense)	$ (115)	$ (339)	$ 388
Deferred income tax benefit/(expense)	(577)	129	473
Income tax benefit/(expense)	(692)	(210)	861
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(9,429)	(3,850)	(24,261)
China
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(6,926)	(936)	(24,005)
Non-China
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(2,503)	(2,914)	(256)
U.S.
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	15	30	45
Hong Kong
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	511	(513)	2,259
Cayman
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	$ (3,029)	$ (2,431)	$ (2,560)